Annuity Investors(R) Variable Account B

                                       of

                              ANNUITY INVESTORS(R)
                             LIFE INSURANCE COMPANY

                                       for

                                [commodore logo]









            The Commodore           The Commodore         The Commodore
             Navigator(SM)           Advantage(R)         Independence(R)

                                  June 30, 2000

                      Semiannual Report to Contract Owners

                                Table of Contents

                                                                      Page

Letter from the President                                               2

Portfolio Semiannual Reports                                          Tab

   Janus Aspen Series                                                   I
         Aggressive Growth Portfolio
         Worldwide Growth Portfolio
         Balanced Portfolio
         Growth Portfolio
         International Growth Portfolio
         Capital Appreciation Portfolio

   Dreyfus Variable Investment Fund                                    II
         Appreciation Portfolio
         Money Market Portfolio
         Growth and Income Portfolio
         Small Cap Portfolio
   The Dreyfus Socially Responsible Growth Fund, Inc.
   Dreyfus Stock Index Fund

   Strong Opportunity Fund II, Inc.                                   III
   Strong Variable Insurance Funds, Inc.
         Strong Mid Cap Growth Fund II

   Deutsche Asset Management VIT Funds                                 IV
         Deutsche VIT EAFE(R) Equity Index Fund
         Deutsche VIT Equity 500 Index Fund
         Deutsche VIT Small Cap Index Fund

   INVESCO Variable Investment Funds, Inc.                              V
         INVESCO VIF-Equity Income Fund
         INVESCO VIF-Total Return Fund
         INVESCO VIF-High Yield Fund

   The Universal Institutional Funds, Inc.                             VI
         Morgan Stanley UIF, Inc. Mid Cap Value Portfolio
         Morgan Stanley UIF, Inc. Value Portfolio
         Morgan Stanley UIF, Inc. Fixed Income Portfolio
         Morgan Stanley UIF, Inc. U.S. Real Estate Portfolio
         Morgan Stanley UIF, Inc. Emerging Markets Equity Portfolio

   PBHG Insurance Series Fund, Inc.                                   VII
         PBHG Growth II Portfolio
         PBHG Large Cap Growth Portfolio
         PBHG Technology & Communications Portfolio

   The Timothy Plan Small-Cap Variable Series                        VIII

                   Annuity Investors Life Insurance Company(R)


Dear Commodore Variable Annuity Contract Owner:

I am pleased to present you with the June 30, 2000 Semiannual Reports for each of the twenty-nine Portfolios offered through the sub-accounts of Annuity Investors(R) Variable Account B. The Portfolios are managed by leading invest-ment advisors such as Janus Capital Corporation, The Dreyfus Corporation, Strong Capital Management, Inc., Bankers Trust Company, INVESCO Funds Group, Inc., Miller Anderson & Sherrerd, LLP (a subsidiary of Morgan Stanley Dean Witter), Morgan Stanley Asset Management, Pilgrim Baxter & Associates, Ltd., and Timothy Partners, Ltd. The broad range of investment options offered under your Contract allows you the flexibility to implement your own personal investment strategy and to change your mix of investments as your objectives change over time.

In the first half of 2000, the stock market, as measured by the Standard & Poor's Composite Stock 500 Index, showed a 0.43% decrease and the NYSE Composite Index decreased by 8.44%. The bond market, as measured by Lehman Brothers Aggregate Bond Index, increased by 3.99% over the same period. The performance of the sub-accounts offered under your Contract compared favorably to the performance of these indices, as shown by the average annual total return for the period January 1, 2000 to June 30, 2000, below.*

Janus A.S.-Aggressive Growth Portfolio                                 0.87  %
Janus A.S.-Worldwide Growth Portfolio                                  1.36  %
Janus A.S.-Balanced Portfolio                                          0.02  %
Janus A.S.-Growth Portfolio                                            1.02  %
Janus A.S.-International Growth Portfolio                              2.19  %
Janus A.S.-Capital Appreciation Portfolio                             (4.66) %
Dreyfus V.I.F.-Appreciation Portfolio                                  2.08  %
Dreyfus V.I.F.-Money Market Portfolio                                  1.93  %
Dreyfus V.I.F.-Growth and Income Portfolio                            (1.57) %
Dreyfus V.I.F.-Small Cap Portfolio                                    13.92  %
The Dreyfus Socially Responsible Growth Fund, Inc.                     1.84  %
Dreyfus Stock Index Fund                                              (1.24) %
Strong Opportunity Fund II, Inc.                                       3.36  %
Strong Variable Insurance Funds, Inc.-Strong Mid Cap Growth Fund II    4.08  %
Deutsche VIT-EAFE(R) Equity Index Fund                                (6.31) %
Deutsche VIT-Equity 500 Index Fund                                    (1.15) %
Deutsche VIT-Small Cap Index Fund                                      1.62  %
INVESCO VIF-Equity Income Fund                                         0.96  %
INVESCO VIF-Total Return Fund                                         (4.58) %
INVESCO VIF-High Yield Fund                                           (1.99) %
Morgan Stanley UIF, Inc.-Mid Cap Value Portfolio                       5.29  %
Morgan Stanley UIF, Inc.-Value Portfolio                              (4.20) %
Morgan Stanley UIF, Inc.-Fixed Income Portfolio                        2.57  %
Morgan Stanley UIF, Inc.-U.S. Real Estate Portfolio                   14.79  %
Morgan Stanley UIF, Inc.-Emerging Markets Equity Portfolio            (5.90) %
PBHG Insurance Series Fund, Inc.-PBHG Growth II Portfolio             19.26  %
PBHG Insurance Series Fund, Inc.-PBHG Large Cap Growth Portfolio      17.10  %
PBHG Insurance Series Fund, Inc.-PBHG Tech. & Comm. Portfolio         16.12  %
The Timothy Plan Small-Cap Variable Series                            10.72  %

[FN]
   *Performance figures are net of all sub-account charges, but do not reflect contingent deferred sales charges and contract maintenance fees.

I, and my colleagues at Annuity Investors Life Insurance Company(R), look forward to serving you in the future.

Sincerely,



/s/---------------
Charles R. Scheper
President

The Financial Statements of the following investment companies (Registrant) are made a part hereof and incorporated herein:

Registrant                                                   1940 Act Number


Janus Aspen Series                                             811-07736
  Janus Aspen Aggressive Growth Portfolio
  Janus Aspen Worldwide Growth Portfolio
  Janus Aspen Balanced Portfolio
  Janus Aspen Growth Portfolio
  Janus Aspen International Growth Portfolio
  Janus Aspen Capital Appreciation Portfolio

Dreyfus Variable Investment Fund                               811-05125
  Appreciation Portfolio
  Money Market Portfolio
  Growth and Income Portfolio
  Small Cap Portfolio

The Dreyfus Socially Responsible Growth Fund, Inc.             811-07044

Dreyfus Stock Index Fund                                       811-05179

Strong Opportunity Fund II, Inc.                               811-06552

Strong VIF Mid Cap Growth Fund II                              811-06553

Deutsche Asset Management VIT Funds                            811-08038
  Deutsche VIT EAFE(R)Equity Index Fund
  Deutsche VIT Equity 500 Index Fund
  Deutsche VIT Small Cap Index Fund

INVESCO Variable Investment Funds, Inc.                        811-08038
  INVESCO VIF-Equity Income Fund
  INVESCO VIF-Total Return Fund
  INVESCO VIF-High Yield Fund

The Universal Institutional Funds, Inc.                        811-07607
  Morgan Stanley UIF Mid Cap Value Portfolio
  Morgan Stanley UIF Value Portfolio
  Morgan Stanley UIF Fixed Income Portfolio
  Morgan Stanley UIF U.S. Real Estate Portfolio
  Morgan Stanley UIF Emerging Markets Equity Portfolio

PBHG Insurance Series Fund, Inc.                               811-08009
  PBHG Growth II Portfolio
  PBHG Large Cap Growth Portfolio
  PBHG Technology & Communications Portfolio

The Timothy Plan Small-Cap Variable Series                     811-08228

Annuity Investors Life Insurance Company(R)
P. O. Box 5423
Cincinnati, Ohio 45201-5423
1-800-789-6771
www.commodoreva.com


Underwritten and Distributed by:

AAG Securities, Inc.
Member NASD
250 East Fifth Street
Cincinnati, Ohio  45202




                              ANNUITY INVESTORS(R)
                             LIFE INSURANCE COMPANY

                                       for

                                [commodore logo]







This report is for the information of the contract owners and participants of Annuity Investors Life Insurance Company and Annuity Investors Variable Account
B. It is authorized for distribution to other persons only when preceded or accompanied by a current prospectus, which contains complete information, including charges and expenses. For a current prospectus, Please call 1-800-789-6771. Please read it carefully before you invest or send money.

3293   (8/00)                                           (IMSA logo)

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